BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2020
Business Combinations [Abstract]
BUSINESS ACQUISITION	BUSINESS ACQUISITION
[A] Acquisitions - Year ended December 31, 2019
WealthBar Financial Services Inc.
On January 23, 2019, CI acquired 75% of the outstanding shares and debt obligations of WealthBar Financial Services Inc. [“WealthBar”] and on May 14, 2020, acquired the remaining 25% of the outstanding shares, for all cash consideration. WealthBar provides a leading Canadian online wealth management and financial planning platform. The acquisition was accounted for using the acquisition method of accounting. The fair values of the assets acquired and liabilities assumed and the results of operations have been consolidated from the date of the transaction and are included in the wealth management segment.
Snap Projections Inc.
On October 16, 2019, WealthBar acquired 100% of the outstanding shares of Snap Projections Inc., a Canadian financial and retirement software provider. The acquisition was accounted for using the acquisition method of accounting. The estimated fair values of the assets acquired and liabilities assumed and the results of operations have been consolidated from the date of the transaction and are included in the wealth management segment.
[B] Acquisitions - Year ended December 31, 2020
CI ETF Investment Management Inc.
On February 19, 2020, CI acquired 100% of the outstanding shares and debt obligations of CI ETF Investment Management Inc. [“CI ETF”], formerly WisdomTree Asset Management Canada, Inc., an investment fund manager of Canadian exchange-traded funds. The acquisition was accounted for using the acquisition method of accounting. The estimated fair values of the assets acquired and liabilities assumed, and the results of operations have been consolidated from the date of the transaction and are included in the asset management segment. Effective July 1, 2020, CI ETF amalgamated with CI Investments.
Aligned Capital Distributions Inc.
On October 19, 2020, CI acquired a controlling interest in Aligned Capital Distributions Inc. [“Aligned”], a Canadian full-service investment advisory firm, for cash consideration and the issuance of 855 thousand shares of CI. The estimated fair values of the assets acquired and liabilities assumed and the results of operations have been consolidated from the date of the transaction and are included in the wealth management segment.
U.S. Registered Investment Advisors
During the year ended December 31, 2020, CI acquired controlling interests in the following registered investment advisory firms, together [“U.S. RIAs”]. The estimated fair values of the assets acquired and liabilities assumed and the results of operations have been consolidated from the date of the transaction and are included in the wealth management segment.
•Surevest LLC
•OCM Capital Partners LLC
•The Cabana Group, LLC
•Balasa Dinverno Foltz LLC
•Thousand Oaks Financial Corporation
•Bowling Portfolio Management LLC
•The Roosevelt Investment Group, Inc.
•Stavis & Cohen Financial, LLC
•Doyle Wealth Management, Inc.
•RGT Wealth Advisors, LLC
[C] Net Assets Acquired - Year ended December 31, 2020
Details of the net assets acquired during the year ended December 31, 2020, at fair value, are as follows:

	Wealth Management	Asset Management	Total
	$	$	$
Cash and cash equivalents	19,578	1,736	21,314
Client and trust funds on deposit	450,932	—	450,932
Accounts receivable and prepaid expenses	6,398	331	6,729
Capital assets	1,390	5	1,395
Right-of-use assets	14,724	—	14,724
Deferred tax	(4,219)	6,896	2,677
Intangibles	393,744	1,753	395,497
Other assets	344	—	344
Accounts payable and accrued liabilities	(18,245)	(1,298)	(19,543)
Clients and trust funds payable	(450,932)	—	(450,932)
Income taxes payable	(312)	—	(312)
Lease liability	(15,545)	—	(15,545)
Fair value of identifiable net assets	397,857	9,423	407,280
Non-controlling interest	(35,222)	—	(35,222)
Goodwill on acquisition	528,557	763	529,320
Total acquired cost	891,192	10,186	901,378

Cash consideration	537,430	5,500	542,930
Share consideration	35,434	—	35,434
Other financial liabilities	318,328	4,686	323,014
	891,192	10,186	901,378
Included in intangibles are fund administration contracts with a fair value of $392,904 with a finite life of 12 years and indefinite life fund management contracts of $1,753. Goodwill of $528,557 has been attributed to the wealth management segment and $763 to the asset management segment. Goodwill of $495,546 for the U.S. RIAs is deductible for income taxes.
The acquisition agreements provided for deferred compensation, contingent consideration and a put option payable payable in cash and shares of CI. Deferred compensation payable in cash of $81,937 and shares of $15,294, is payable within 1 year from the date of acquisition. Contingent consideration of $126,485 is payable in cash within 1 to 4 years from the date of acquisition, if certain financial targets are met based on EBITDA. The put option payable of $99,298 in cash or common shares of CI, is exercisable within 270 days following the date of acquisition. The put option granted to the minority shareholders requires CI to purchase the shares owned by each shareholder at a fixed price if exercised within 270 days, after which the price is based on fair market value. CI has estimated the fair value of the contingent consideration and put option payable using a discounted cash flow approach. This approach included assumptions regarding the timing and proportion of shares the minority shareholders will require CI to purchase. The fair market measurement is based on significant inputs that are considered level 3 inputs.
Non-controlling interests were measured at the proportionate interest in the identifiable net assets of the acquired subsidiary, at the acquisition date.
[D] Other Acquisitions
Congress Wealth Management LLC
On July 2, 2020, CI completed the acquisition of a minority interest in Congress Wealth Management LLC [“Congress”]. The acquisition of Congress has been accounted for using the equity method of accounting.
AWM Dorval
On September 30, 2020, AWM completed the acquisition of a minority interest in AWM’s Dorval, Quebec operation [“AWM Dorval”]. The acquisition of AWM Dorval has been accounted for using the equity method of accounting.
Subsequent events
On January 25, 2021, CI reached an agreement to acquire 100% of Segal Bryant & Hamill, LLC, a registered investment advisory and institutional investment management firm. The details of the acquisition are being finalized and is expected to close by June 30, 2021.